Parent Only Financial Statements - Condensed Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in fair value of warrant liabilities	$ 2,679	$ 8,322
Other income	1,747	958
Total comprehensive loss	(152,701)	$ (194,134)
The Beachbody Company, Inc.
Change in fair value of warrant liabilities	2,679
Other income	127
Equity in net loss of subsidiaries	(155,507)
Total comprehensive loss	$ (152,701)